26. SEGMENT INFORMATION (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total	R$ 4,908,079	R$ 5,019,398	R$ 7,197,636
BRAZIL CGU [Member]
Disclosure of operating segments [line items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [Member]
Disclosure of operating segments [line items]
Goodwill	1,562,104	1,543,467
Trademarks	339,784	353,684
Total	1,901,888	1,897,151
Total [Member]
Disclosure of operating segments [line items]
Goodwill	2,713,602	2,694,965
Trademarks	1,322,262	1,336,162
Total	R$ 4,035,864	R$ 4,031,127